Benefits Expected to be Paid in each of Next Five Years, and in Aggregate for Five Years Thereafter which Reflect Estimated Future Employee Service - Other Postretirement Benefit Plan (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2013
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 650
2015	688
2016	715
2017	739
2018	762
Through 2019-2023	¥ 4,228